United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/13

Date of Reporting Period: 12/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2013
Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Inflation-Protected Securities Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended December 31, 2013, was -5.91%. The Barclays U.S. Treasury Inflation-Protected Securities Index (BTIPS),¹ the Fund's broad-based securities market index, returned -8.61% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BTIPS.
During the reporting period, the Fund's investment strategy focused on effective duration.2 This was the most significant factor affecting the Fund's performance relative to the BTIPS.
MARKET OVERVIEW
During 2013, interest rates rose across all Treasury maturities. Economic growth was stronger than forecasted. The Federal Reserve (the Fed) slowed the pace of its purchases of Treasury and mortgage-backed bonds. Equity markets rose during the reporting period. Also, world economies calmed from the financial crises of the last couple of years. All these events forced interest rates higher.
Treasury Inflation-Protected Securities (TIPS) had a very difficult year. Real interest rates on TIPS rose from a low of -0.75% to a high of 0.92%.3 Current realized inflation grew 1.2%, slower than last year's pace and well below the Fed's desired rate of 2%. The asset class saw significant selling during the majority of the reporting period.
Duration
Duration management continued to be the dominant component of the Fund's investment strategy. The shorter a fund's duration relative to an index, the less its net asset value will react to a change in interest rates. The Fund's effective duration for the 12-month reporting period was 3.4 years versus 6.2 years for BTIPS. For the reporting period, the Fund's effective duration was managed at approximately 50% of the BTIPS duration. Given the large increase in real rates, duration was a significant factor in the Fund's outperformance during the reporting period.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information on, the BTIPS.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Core Fund from October 18, 2006 (start of performance) to December 31, 2013, compared to the Barclays U.S. Treasury Inflation-Protected Securities Index (BTIPS).2
Average Annual Total Returns for the Period Ended 12/31/2013
1 Year	-5.91%
5 Year	3.46%
Start of Performance*	4.09%
*	The Fund's start of performance date was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BTIPS is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	97.6%
Derivative Contracts[2]	0.6%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
December 31, 2013
Principal Amount			Value
		U.S. TREASURY—97.6%
		Treasury Securities—97.6%
$3,555,650		U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,725,524
7,246,785		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	7,742,029
5,295,555		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	5,857,536
4,127,800		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	3,962,285
4,761,675		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	4,889,319
5,141,650		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	5,284,702
2,007,280		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,933,458
2,694,425		U.S. Treasury Inflation-Protected Note, 0.500%, 4/15/2015	2,753,813
880,855		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	893,345
2,034,862		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,175,474
5,415,650		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,869,211
6,601,683	[1]	U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,264,494
1,143,844		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,286,601
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,989,635)	52,637,791
		REPURCHASE AGREEMENT—1.9%
1,003,000		Interest in $2,925,000,000 joint repurchase agreement 0.01%, dated 12/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,925,001,625 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,984,875,845. (AT COST)	1,003,000
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $51,992,635)[2]	53,640,791
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	266,857
		TOTAL NET ASSETS—100%	$53,907,648
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 2 Year Long Futures	52	$11,430,250	March 2014	$(21,212)
4U.S. Treasury Long Bond Short Futures	60	$7,698,750	March 2014	$128,302
4U.S. Treasury Note 10 Year Short Futures	105	$12,919,922	March 2014	$236,014
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$343,104
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	The cost of investments for federal tax purposes amounts to $52,025,831.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$52,637,791	$—	$52,637,791
Repurchase Agreement	—	1,003,000	—	1,003,000
TOTAL SECURITIES	$—	$53,640,791	$—	$53,640,791
OTHER FINANCIAL INSTRUMENTS*	$343,104	$—	$—	$343,104
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.36	$11.02	$10.86	$10.78	$9.99
Income From Investment Operations:
Net investment income	0.15	0.26	0.46	0.26[1]	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	(0.82)	0.35	0.16	0.05	0.74
TOTAL FROM INVESTMENT OPERATIONS	(0.67)	0.61	0.62	0.31	0.96
Less Distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.46)	(0.23)	(0.17)
Net Asset Value, End of Period	$10.54	$11.36	$11.02	$10.86	$10.78
Total Return[2]	(5.91)%	5.55%	5.75%	2.89%	9.69%
Ratios to Average Net Assets:
Net expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	1.24%	2.41%	4.16%	2.39%	2.21%
Expense waiver/reimbursement[3]	0.09%	0.23%	0.37%	0.50%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,908	$77,095	$60,171	$62,420	$28,758
Portfolio turnover	94%	24%	11%	52%	19%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
December 31, 2013
Assets:
Total investment in securities, at value (identified cost $51,992,635)		$53,640,791
Cash		739
Income receivable		262,299
Receivable for daily variation margin		46,172
TOTAL ASSETS		53,950,001
Liabilities:
Payable to adviser (Note 5)	$1,993
Payable for transfer agent fee	1,302
Payable for auditing fees	26,550
Payable for portfolio accounting fees	7,289
Payable for insurance premiums (Note 5)	4,051
Accrued expenses (Note 5)	1,168
TOTAL LIABILITIES		42,353
Net assets for 5,112,202 shares outstanding		$53,907,648
Net Assets Consist of:
Paid-in capital		$55,645,911
Net unrealized appreciation of investments and futures contracts		1,991,260
Accumulated net realized loss on investments and futures contracts		(3,739,013)
Undistributed net investment income		9,490
TOTAL NET ASSETS		$53,907,648
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$53,907,648 ÷ 5,112,202 shares outstanding, no par value, unlimited shares authorized		$10.54
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended December 31, 2013
Investment Income:
Interest		$928,113
Expenses:
Custodian fees	$5,530
Transfer agent fee	6,972
Directors'/Trustees' fees (Note 5)	1,388
Auditing fees	26,550
Legal fees	8,669
Portfolio accounting fees	43,787
Printing and postage	9,419
Insurance premiums (Note 5)	4,193
Miscellaneous (Note 5)	353
TOTAL EXPENSES	106,861
Reimbursement of other operating expenses (Note 5)	(67,361)
Net expenses		39,500
Net investment income		888,613
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(842,923)
Net realized gain on futures contracts		1,427,643
Net change in unrealized appreciation of investments		(6,310,792)
Net change in unrealized appreciation of futures contracts		174,981
Net realized and unrealized loss on investments and futures contracts		(5,551,091)
Change in net assets resulting from operations		$(4,662,478)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended December 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$888,613	$1,713,436
Net realized gain on investments and futures contracts	584,720	319,168
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,135,811)	1,712,091
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,662,478)	3,744,695
Distributions to Shareholders:
Distributions from net investment income	(915,989)	(1,722,426)
Share Transactions:
Proceeds from sale of shares	15,801,731	15,400,000
Net asset value of shares issued to shareholders in payment of distributions declared	127,304	1,572
Cost of shares redeemed	(33,537,746)	(500,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,608,711)	14,901,572
Change in net assets	(23,187,178)	16,923,841
Net Assets:
Beginning of period	77,094,826	60,170,985
End of period (including undistributed net investment income of $9,490 and $32,672, respectively)	$53,907,648	$77,094,826
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
December 31, 2013
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases financial futures contracts to manage cash flows and enhance yield. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,348,841 and $21,762,520, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$343,104*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,427,643
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$174,981
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2013	2012
Shares sold	1,420,839	1,368,610
Shares issued to shareholders in payment of distributions declared	11,994	139
Shares redeemed	(3,106,023)	(43,554)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,673,190)	1,325,195
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for deflation adjustments on the sale of TIPS.
For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$4,194	$(4,194)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$915,989	$1,722,426
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As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$26,866
Net unrealized appreciation	$1,614,960
Capital loss carryforwards	$(3,380,089)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and TIP adjustments.
At December 31, 2013, the cost of investments for federal tax purposes was $52,025,831. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,614,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,921,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $306,496.
At December 31, 2013, the Fund had a capital loss carryforward of $3,380,089 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,423,360	NA	$2,423,360
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093
The Fund used capital loss carryforwards of $751,517 to offset taxable capital gains realized during the year ended December 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2013, the Adviser voluntarily reimbursed $67,361 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the program was not utilized.
Annual Shareholder Report
13

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF Federated Inflation-Protected Securities Core Fund:
We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 24, 2014
Annual Shareholder Report
14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$994.90	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024,95	$0.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
15

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Core Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 571,403,494.477 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	552,539,608.895	12,106,026.000
Maureen Lally-Green	552,539,608.895	12,106,026.000
Thomas M.O'Neill	552,539,608.895	12,106,026.000
P. Jerome Richey	552,539,608.895	12,106,026.000
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, John T. Collins, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board) , P. Jerome Richey and John S Walsh.
16

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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17

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
18

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: October 2005	Principal Occupations: Donald T. Ellenberger has been the Fund's Portfolio Manager since October 2005. He is Vice President of the Trust with respect to the Fund. He joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. from Stanford University.
Annual Shareholder Report
19

Evaluation and Approval of Advisory Contract–May 2013
Federated Inflation-Protected Securities Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Annual Shareholder Report
20

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Inflation-Protected Securities Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N507
36191 (2/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2013
Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)–Federated Mortgage Core Portfolio
The total return of Federated Mortgage Core Portfolio (the “Fund”), based on net asset value, for the 12-month reporting period ended December 31, 2013, was -2.04%. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned -1.41% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;2 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
MARKET OVERVIEW
Central bank policy remained extraordinarily accommodative during the reporting period with policy anchored by low rates and quantitative easing (QE). Asset prices rose with the support of economic recovery and accommodative monetary policy. In particular, domestic equity markets and home prices registered strong gains resulting in greater consumer confidence and spending. With gains in consumer wealth, steady employment growth and a declining unemployment rate, U.S. Treasury yields increased.
Across the globe, monetary policy entailed both low interest rates and QE programs. In the United States, the Federal Reserve's (the Fed) QE program purchased $85 billion of agency mortgage-backed securities (MBS) and Treasuries each month, increasing the balance sheet to over $4 trillion. Additionally, the federal funds rate was maintained in a range of 0.00% to 0.25%. By holding interest rates low, corporate and consumer debt service costs were reduced, and investor appetite for higher-yielding, non-government securities was robust. Easy monetary policy also acted as a counter to fiscal spending restraints and tax increases.
With the housing market recovery well underway and a marked decline in the unemployment rate to 6.7%, the Fed announced in December that QE purchases would be reduced at the start of 2014. Additional policy progress was made through a bipartisan agreement to avert government shutdowns for two years. The federal budget was stabilized through a reduction in sequestration mandated spending cuts to defense and domestic outlays. Growth in gross domestic product (GDP) gained momentum during the reporting period with a three-quarter average of 2.6% (fourth quarter 2013 GDP was unavailable at time of publication) compared with a 2% rate for 2012.
Generally speaking, spread sectors posted strong performance relative to Treasuries led by high yield and corporate debt. Commercial mortgages also performed well as the economic recovery supported higher valuations. Led by massive Fed purchases, residential agency MBS outperformed similar duration Treasuries, most notably for higher coupon MBS as lower coupons lagged. Agency debt narrowly outperformed as narrow yields provided small incremental income as compared to similar duration Treasury debt. Treasury yields increased led by longer maturities. Two- and ten-year yields spiked 13 and 127 basis points to 0.38% and 3.03%, respectively.3
DURATION
Portfolio interest rate sensitivity was consistently below that of the BMBS based on an expectation for rising Treasury yields and lower bond prices. Performance was positively impacted by this strategy as interest rates increased during the reporting period. A portion of this beneficial strategy utilized derivatives, specifically Treasury futures.4 Treasury futures were sold as part of a policy which lowered the portfolio's effective duration relative to that of the BMBS.
Sector Allocation
Non-agency residential MBS exposure was increased during the reporting period, reflecting the constructive view relative to agency-issued mortgage securities.5 The universe of non-agency residential MBS mostly consists of older, seasoned “legacy” securities. These older cohorts performed well as improving home valuations and falling delinquency rates proved beneficial. Portfolio holdings of legacy bonds posted strong total rates of return. However, a majority of non-agency exposure consisted of high-quality, “AAA”-rated MBS issued in 2012-2013. While collateral performance was excellent, higher mortgage rates reduced prepayment rates and extended security average lives. Average life extension was accompanied by wider spreads resulting in price depreciation despite strong credit performance. As a result, sector allocation acted as a meaningful drag on Fund performance.
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SECURITY SELECTIon
The increase in market yields produced a dramatic change in prepayment risk as 30-year mortgage rates soared from a low of 3.35% in May 2013 to over 4.50% just two months later. For lower coupon MBS, investor concern moved quickly from prepayments to extension risk as durations lengthened. Premiums paid for prepayment-protected securities declined as yields spiked and emphasis turned to average life stability. While portfolio structure was altered to reflect the changed market, some detrimental price declines were absorbed. Overall, security selection detracted from Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
5	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio from December 31, 2003 to December 31, 2013, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2
Average Annual Total Returns for the Period Ended 12/31/2013
1 Year	-2.04%
5 Years	3.69%
10 Years	4.31%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	77.3%
Non-Agency Mortgage-Backed Securities	13.8%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.9%
U.S. Treasury Securities	1.8%
Asset-Backed Security	0.5%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalent[4]	2.2%
Repurchase Agreements—Collateral[5]	8.8%
Other Assets and Liabilities—Net[6]	(8.8)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2013
Principal Amount			Value
		ASSET-BACKED SECURITY—0.5%
		Auto Receivables—0.5%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.817%, 5/15/2018 (IDENTIFIED COST $6,650,000)	$6,620,408
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.4%
		Agency Commercial Mortgage-Backed Securities—1.9%
14,779,160		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	14,754,260
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	11,960,179
		TOTAL	26,714,439
		Non-Agency Commercial Mortgage-Backed Securities—2.5%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.959%, 4/10/2046	22,096,185
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.217%, 7/15/2046	12,619,311
		TOTAL	34,715,496
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,456,274)	61,429,935
		COLLATERALIZED MORTGAGE OBLIGATIONS—18.2%
		Government National Mortgage Association—4.4%
39,305,176		GNMA REMIC 2013-H16 FA, 0.709%, 7/20/2063	39,304,390
22,510,597		GNMA REMIC 2013-H20 FA, 0.769%, 8/20/2063	22,510,124
		TOTAL	61,814,514
		Non-Agency Mortgage-Backed Securities—13.8%
1,442,444		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,420,204
2,798,712		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,777,127
4,798,260		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,445,041
1,756,138		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	1,531,145
12,247,035	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	12,073,127
26,338,378	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	23,981,093
24,589,294	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	21,768,902
3,952,517		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,699,580
1,978,854		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.843%, 8/25/2035	1,801,817
1,890,040		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,912,532
6,033,168		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	6,091,689
9,180,646		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	9,176,056
21,634,664		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	18,305,090
21,859,787		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,537,099
32,318,563		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,231,621
20,933,151		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,222,912
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,774,084
7,178,612		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	6,473,268
		TOTAL	192,222,387
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $275,008,788)	254,036,901
		MORTGAGE-BACKED SECURITIES—72.9%
		Federal Home Loan Mortgage Corporation—26.6%
29,260,368		2.500%, 8/1/2028	28,996,340
60,765,494		3.500%, 6/1/2026 - 9/1/2043	60,712,468
74,787,957		4.000%, 2/1/2020 - 1/1/2042	77,553,308
97,442,721		4.500%, 6/1/2019 - 9/1/2041	103,215,100
61,908,664		5.000%, 7/1/2019 - 5/1/2041	66,744,472
24,562,452		5.500%, 3/1/2021 - 5/1/2040	26,808,798
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$2,254,084		6.000%, 5/1/2014 - 9/1/2037	$2,484,392
3,762,922		6.500%, 7/1/2014 - 4/1/2038	4,171,371
890,322		7.000%, 10/1/2020 - 9/1/2037	1,015,500
279,702		7.500%, 8/1/2029 - 5/1/2031	328,567
331,917		8.000%, 3/1/2030 - 3/1/2031	398,694
7,742		8.500%, 9/1/2025	9,265
339		9.500%, 4/1/2021	379
		TOTAL	372,438,654
		Federal National Mortgage Association—29.6%
11,865,198		2.500%, 12/1/2027 - 8/1/2028	11,743,765
50,066,226		3.000%, 6/1/2027 - 11/1/2027	51,087,106
47,213,204	[3]	3.500%, 11/1/2025 - 1/1/2044	48,527,687
80,281,897		4.000%, 12/1/2025 - 4/1/2042	82,870,416
100,221,812	[3]	4.500%, 12/1/2019 - 1/1/2044	106,282,596
49,778,398		5.000%, 5/1/2023 - 1/1/2044	53,977,229
28,300,675		5.500%, 9/1/2014 - 4/1/2041	31,134,319
16,394,355		6.000%, 9/1/2014 - 2/1/2039	18,118,655
4,913,039		6.500%, 8/1/2014 - 10/1/2038	5,467,578
3,563,011		7.000%, 3/1/2015 - 6/1/2037	4,041,661
422,515		7.500%, 4/1/2015 - 6/1/2033	492,057
89,012		8.000%, 7/1/2023 - 3/1/2031	105,953
3,423		9.000%, 11/1/2021 - 6/1/2025	3,919
		TOTAL	413,852,941
		Government National Mortgage Association—16.7%
42,718,033		3.500%, 12/15/2040 - 8/15/2043	43,098,211
60,000,000	[3]	4.000%, 9/15/2040 - 1/15/2044	62,355,020
74,164,004	[3]	4.500%, 1/15/2039 - 1/15/2044	79,203,567
35,593,662		5.000%, 1/15/2039 - 7/15/2040	38,796,921
5,770,819		5.500%, 12/15/2038 - 2/15/2039	6,351,046
2,049,227		6.000%, 10/15/2028 - 6/15/2037	2,294,038
405,941		6.500%, 10/15/2028 - 2/15/2032	466,079
688,770		7.000%, 11/15/2027 - 12/15/2031	806,038
203,014		7.500%, 4/15/2029 - 1/15/2031	240,786
346,383		8.000%, 1/15/2022 - 11/15/2030	415,582
37,917		8.500%, 3/15/2022 - 9/15/2029	44,908
1,457		9.500%, 10/15/2020	1,727
17,922		12.000%, 4/15/2015 - 6/15/2015	18,822
		TOTAL	234,092,745
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,003,354,319)	1,020,384,340
		U.S. TREASURY—1.8%
		U.S. Treasury Bond—1.0%
15,000,000		3.625%, 8/15/2043	14,107,030
		U.S. Treasury Note—0.8%
12,000,000		2.000%, 2/15/2023	11,111,368
		TOTAL U.S. TREASURY (IDENTIFIED COST $25,820,188)	25,218,398
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Principal Amount			Value
		REPURCHASE AGREEMENTS—11.0%
$47,535,000	[4,5]	Repurchase agreement 0.07%, dated 12/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $47,538,050 on 1/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $48,835,489.	$47,535,000
31,663,000	[5]	Interest in $2,925,000,000 joint repurchase agreement 0.01%, dated 12/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,925,001,625 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,984,875,845.	31,663,000
21,029,000	[4]	Repurchase agreement 0.06%, dated 12/17/2013 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,030,051 on 1/16/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 12/31/2015 and the market value of that underlying security was $21,450,248.	21,029,000
54,420,000	[4,5]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 12/11/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,010,267 on 1/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $163,206,982.	54,420,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	154,647,000
		TOTAL INVESTMENTS—108.8% (IDENTIFIED COST $1,527,936,569)[6]	1,522,336,982
		OTHER ASSETS AND LIABILITIES - NET—(8.8)%[7]	(122,644,298)
		TOTAL NET ASSETS—100%	$1,399,692,684
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Long Bond Long Futures	50	$6,415,625	March 2014	$(63,394)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $122,893,289, which represented 8.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2013, these liquid restricted securities amounted to $111,119,205, which represented 7.9% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	The cost of investments for federal tax purposes amounts to $1,522,267,153.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$6,620,408	$—	$6,620,408
Commercial Mortgage-Backed Securities	—	61,429,935	—	61,429,935
Collateralized Mortgage Obligations		254,036,901		254,036,901
Mortgage-Backed Securities	—	1,020,384,340	—	1,020,384,340
U. S Treasury		25,218,398		25,218,398
Repurchase Agreements	—	154,647,000	—	154,647,000
TOTAL SECURITIES	$—	$1,522,336,982	$—	$1,522,336,982
OTHER FINANCIAL INSTRUMENTS*	$(63,394)	$—	$—	$(63,394)
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.20	$10.20	$10.06	$10.05	$9.89
Income From Investment Operations:
Net investment income	0.24[1]	0.26[1]	0.33[1]	0.44[1]	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)	0.06	0.21	0.06	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.32	0.54	0.50	0.69
Less Distributions:
Distributions from net investment income	(0.28)	(0.32)	(0.40)	(0.49)	(0.53)
Net Asset Value, End of Period	$9.71	$10.20	$10.20	$10.06	$10.05
Total Return[2]	(2.04)%	3.14%	5.45%	5.04%	7.09%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.41%	2.59%	3.25%	4.37%	4.86%
Expense waiver/reimbursement[4]	0.03%	0.08%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,399,693	$2,480,305	$3,165,802	$1,959,812	$2,034,884
Portfolio turnover	200%	257%	226%	176%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	67%	71%	52%	60%	50%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2013
Assets:
Investment in repurchase agreements	$154,647,000
Investment in securities	1,367,689,982
Total investment in securities, at value (identified cost $1,527,936,569)		$1,522,336,982
Restricted cash (Note 2)		125,000
Income receivable		4,135,697
Receivable for investments sold		32,939,073
TOTAL ASSETS		1,559,536,752
Liabilities:
Payable to adviser (Note 5)	1,661
Payable for investments purchased	156,285,552
Bank overdraft	36,627
Payable for daily variation margin	23,438
Income distribution payable	3,376,299
Payable for Directors'/Trustees' fees (Note 5)	2,567
Accrued expenses (Note 5)	117,924
TOTAL LIABILITIES		159,844,068
Net assets for 144,086,252 shares outstanding		$1,399,692,684
Net Assets Consist of:
Paid-in capital		$1,436,905,535
Net unrealized depreciation of investments and futures contracts		(5,662,981)
Accumulated net realized loss on investments and futures contracts		(31,732,995)
Undistributed net investment income		183,125
TOTAL NET ASSETS		$1,399,692,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,399,692,684 ÷ 144,086,252 shares outstanding, no par value, unlimited shares authorized		$9.71
See Notes which are an integral part of the Financial Statements
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Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2013
Investment Income:
Interest		$46,012,619
Expenses:
Custodian fees	$91,559
Transfer agent fee	159,287
Directors'/Trustees' fees (Note 5)	16,533
Auditing fees	28,500
Legal fees	8,668
Portfolio accounting fees	221,438
Printing and postage	9,978
Insurance premiums (Note 5)	9,364
Miscellaneous (Note 5)	3,984
TOTAL EXPENSES	549,311
Reimbursement of other operating expenses (Note 5)	(549,311)
Net expenses		—
Net investment income		46,012,619
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(25,990,710)
Net realized gain on futures contracts		2,444,226
Net change in unrealized appreciation of investments		(62,900,201)
Net change in unrealized appreciation of futures contracts		(198,988)
Net realized and unrealized loss on investments and futures contracts		(86,645,673)
Change in net assets resulting from operations		$(40,633,054)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,012,619	$70,250,854
Net realized gain (loss) on investments and futures contracts	(23,546,484)	41,354,060
Net change in unrealized appreciation/depreciation of investments and futures contracts	(63,099,189)	(27,003,877)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,633,054)	84,601,037
Distributions to Shareholders:
Distributions from net investment income	(54,161,219)	(84,374,056)
Share Transactions:
Proceeds from sale of shares	193,806,500	557,691,450
Net asset value of shares issued to shareholders in payment of distributions declared	5,880,177	8,552,594
Cost of shares redeemed	(1,185,504,227)	(1,251,968,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(985,817,550)	(685,724,462)
Change in net assets	(1,080,611,823)	(685,497,481)
Net Assets:
Beginning of period	2,480,304,507	3,165,801,988
End of period (including undistributed net investment income of $183,125 and $381,677, respectively)	$1,399,692,684	$2,480,304,507
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2013
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $996,394 and $45,432,380, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,774,084
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$63,394*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$2,444,226
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(198,988)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2013	2012
Shares sold	19,692,684	54,486,795
Shares issued to shareholders in payment of distributions declared	592,291	836,327
Shares redeemed	(119,322,205)	(122,554,078)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(99,037,230)	(67,230,956)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
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For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,950,048	$(7,950,048)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$54,161,219	$84,374,056
As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$183,125
Net unrealized appreciation	$69,829
Capital loss carryforwards	$(37,465,805)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is primarily attributable to differing treatments for income recognition on dollar-roll transactions.
At December 31, 2013, the cost of investments for federal tax purposes was $1,522,267,153. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $69,829. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,475,554 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,405,725.
At December 31, 2013, the Fund had a capital loss carryforward of $37,465,805 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$26,188,197	$—	$26,188,197
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2013, the Adviser voluntarily reimbursed $549,311 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2013, were as follows:
Purchases	$296,452,401
Sales	$24,543,750
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm–Federated Mortgage Core Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 24, 2014
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,001.90	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Core Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 571,403,494.477 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	552,539,608.895	12,106,026.000
Maureen Lally-Green	552,539,608.895	12,106,026.000
Thomas M.O'Neill	552,539,608.895	12,106,026.000
P. Jerome Richey	552,539,608.895	12,106,026.000
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, John T. Collins, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board) , P. Jerome Richey and John S Walsh.
19

Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
21

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: May 2003 Portfolio Manager since: February 1999	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since February 1999. He is Vice President of the Trust in respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2013
Federated Mortgage Core Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Annual Shareholder Report
23

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Core Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2013
High Yield Bond Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)–
High Yield Bond Portfolio
The total return of High Yield Bond Portfolio (the “Fund”), based on net asset value, for the 12-month reporting period ended December 31, 2013, was 7.80%. The total return of the Fund consisted of 7.69% current income and 0.11% of appreciation in the net asset value of the Fund. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 7.44% during the same period. The Fund's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factor affecting the Fund's performance relative to the BHY2%ICI was the selection of individual securities.
MARKET OVERVIEW
The high-yield market2 generated attractive total returns during the 12-month reporting period, especially in light of the substantial increase in interest rates on U.S. Treasury securities of comparable maturities during the reporting period.3 For example, the yield on a 10-year U.S. treasury security increased 127 basis points (bps) during the reporting period while the yield-to-worst on the BHY2%ICI actually declined 49 bps. The high-yield market was also able to do well despite any number of potential political crises including the fiscal cliff (automatic spending cuts that were slated to occur at the onset of 2013), sequestration, debt ceiling negotiations and the government shutdown. Two key factors positively led to the high-yield market's strength. First, the U.S. economy's growth has remained somewhat slow but steady. The economy continued to benefit from very accommodative monetary policy from the Federal Reserve. Second, corporate credit quality remained strong as earnings were growing, cash flow generation was robust and companies were extending their debt maturity schedules and taking advantage of low interest rates to reduce their cost of capital. Risky lending, last seen just prior to the financial crisis, remained in check. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 1.40% for the 12 months ending September 30, 2013, which compared favorably to the 4.00% arithmetic average annual default rate from 1985 through 2012. In fact, the market is poised to complete its fourth consecutive calendar year of sub 2% default rates. The impact of a good economy and strong corporate credit measures was illustrated by the declining spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,4 began the reporting period at 554 bps and ended the reporting period at 436 bps.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Consumer Products, Industrial–Other, Technology, Media–Non Cable and Services. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Natural Gas Utilities, Media–Cable, Home Construction, Electric Utilities and Wireline Telecommunications. From a ratings quality perspective, the lower-quality more economically sensitive “CCC”-rated sector led the way with a return of 13.82%, followed by the “B”-rated sector which returned 7.25% with the more interest rate-sensitive “BB”-rated sector turning in a still respectable 5.05%.
Annual Shareholder Report

SELECTION OF INDIVIDUAL SECURITIES
The Fund benefited from strong security selection in the Health Care, Gaming, Automotive, Packaging, Energy and Retail industry sectors. The Fund also benefited by having limited holdings, relative to the BHY2%ICI, in the underperforming Wireline Telecommunications and Electric Utilities industry sectors. The Fund's large exposure in the strong performing technology sector also benefited performance. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Clear Channel Communications, Advanced Micro Devices, International Automotive Components, Iasis Healthcare and Pittsburgh Glass Works.
The Fund was negatively affected by poor security selection in the Financial Institutions, Wireless Communications and Food & Beverage industry segments. The Fund's lack of exposure in the Supermarket sector negatively impacted performance. The Fund was overweight in the strong performing Media–Non Cable and Industrial–Other industry categories. However, the Fund's holdings in these two sectors failed to keep pace with the BHY2%ICI returns for these two sectors leading to a modest negative overall impact. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Lone Pine Resources, Mmodal, Exide Communications, Ball Corp. and long-duration5 securities of Sprint Capital Corp.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio from December 31, 2003 to December 31, 2013, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2
Average Annual Total Returns for the Period Ended 12/31/2013
1 Year	7.80%
5 Years	18.17%
10 Years	9.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	13.1%
Health Care	10.2%
Energy	7.5%
Media–Non-Cable	7.4%
Food & Beverage	5.6%
Retailers	5.4%
Packaging	5.0%
Automotive	4.9%
Financial Institutions	4.6%
Wireless Communications	4.1%
Gaming	3.7%
Building Materials	3.6%
Industrial–Other	3.6%
Consumer Products	3.5%
Utility–Natural Gas	3.1%
Other[2]	11.8%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2013
Principal Amount or Shares			Value
		CORPORATE BONDS—96.7%
		Aerospace/Defense—0.8%
$5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$5,737,500
1,725,000		TransDigm, Inc., 5.50%, 10/15/2020	1,694,813
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,080,000
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,424,812
		TOTAL	18,937,125
		Automotive—4.7%
5,875,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	6,198,125
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,680,500
2,000,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,135,000
1,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 5.125%, 2/15/2019	1,342,250
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,362,187
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,854,687
5,225,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	5,969,562
1,525,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,622,219
5,175,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	3,726,000
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,381,750
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,175,375
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,809,000
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,939,750
3,875,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	3,652,188
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,393,125
4,975,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,671,500
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	9,915,750
3,950,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	4,127,750
1,725,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	1,880,250
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,774,125
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	456,875
3,225,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	3,378,188
1,009,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	1,109,900
12,850,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,914,250
		TOTAL	113,470,306
		Building Materials—3.6%
2,725,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	2,847,625
800,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	806,000
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,198,594
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	2,034,375
1,525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,654,625
3,425,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	3,579,125
4,300,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	4,568,750
7,600,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,341,000
6,675,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,375,875
3,725,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,130,094
10,300,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	11,458,750
1,305,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	1,415,925
7,213,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	7,717,910
5,825,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	6,130,812
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	$7,796,250
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,464,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,667,000
1,350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	1,405,687
		TOTAL	88,592,397
		Chemicals—2.4%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,526,250
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,172,625
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,234,906
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,130,937
9,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,935,844
850,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	806,438
2,750,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	2,705,312
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,296,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,558,750
4,300,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	4,310,750
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,417,094
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,410,750
1,125,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,220,625
2,800,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,947,000
6,075,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,561,000
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,310,879
		TOTAL	58,545,160
		Construction Machinery—0.4%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,132,500
650,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	697,937
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	1,030,219
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,311,594
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	6,132,000
		TOTAL	10,304,250
		Consumer Products—3.5%
11,325,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	12,372,562
3,050,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,187,250
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	1,634,063
3,575,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	3,628,625
8,075,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	8,680,626
3,900,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	3,724,500
6,615,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	7,177,275
1,550,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	1,573,250
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,471,875
6,800,000		ServiceMaster Co., 7.00%, 8/15/2020	6,774,500
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,352,000
1,600,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,360,000
7,850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	8,046,250
300,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	321,000
800,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	853,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	7,082,187
2,450,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	2,477,563
6,975,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,800,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	$2,203,750
		TOTAL	84,720,901
		Energy—7.5%
9,200,000		Antero Resources Corp., 6.00%, 12/1/2020	9,706,000
1,475,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	1,490,672
4,725,000		Approach Resources, Inc., 7.00%, 6/15/2021	4,866,750
4,475,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	4,721,125
2,875,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	3,018,750
2,875,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	2,982,813
4,275,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	4,467,375
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,792,500
2,725,000		Chaparral Energy Inc., Series WI, 7.625%, 11/15/2022	2,929,375
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,951,874
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,718,000
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,855,375
2,325,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,638,875
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,676,187
5,925,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	6,236,062
1,123,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,187,573
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,038,500
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,014,312
2,425,000		Concho Resources, Inc., 5.50%, 4/1/2023	2,509,875
1,800,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,946,250
2,175,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	2,520,281
3,294,751	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.875%, 12/15/2017	3,401,830
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,939,500
4,725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,280,187
3,875,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	4,059,062
2,598,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,542,793
1,500,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,503,750
1,000,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	1,000,000
4,100,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	4,356,250
1,925,000	[1,2]	Linn Energy LLC, Series 144A, 7.00%, 11/1/2019	1,953,875
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,513,625
775,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	236,375
5,525,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,525,000
6,950,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	7,314,875
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,370,500
4,850,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	5,213,750
1,300,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	1,384,500
2,900,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	3,146,500
6,450,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,966,000
2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,864,321
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,596,563
2,275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,178,313
2,400,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,526,000
1,700,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,734,000
6,500,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	6,922,500
2,575,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,884,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	$1,635,563
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	6,587,500
		TOTAL	180,905,656
		Entertainment—0.8%
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,294,750
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,066,937
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	948,188
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	888,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,516,000
1,700,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,831,750
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	5,929,000
		TOTAL	18,474,625
		Environmental—0.1%
1,875,000		ADS Waste Escrow, Sr. Unsecd. Note, 8.25%, 10/1/2020	2,043,750
		Financial Institutions—4.4%
1,125,000		Ally Financial, Inc., 3.50%, 7/18/2016	1,163,562
5,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	6,837,187
2,380,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,858,975
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,273,312
9,050,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	9,751,375
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	6,209,062
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	3,017,812
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,957,313
10,325,000		CIT Group, Inc., 5.25%, 3/15/2018	11,112,281
725,000		CIT Group, Inc., 5.375%, 5/15/2020	773,938
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,784,844
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,168,375
1,975,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,910,813
875,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	888,125
700,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	701,750
825,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	786,844
5,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,832,219
5,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,062,625
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,310,938
2,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,338,875
11,725,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	13,864,812
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,519,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,980,375
12,200,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	12,291,500
		TOTAL	107,395,912
		Food & Beverage—5.6%
12,875,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	13,518,750
3,850,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,705,625
2,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	1,893,375
2,100,000	[1,2]	Darling International, Inc., Series 144A, 5.375%, 1/15/2022	2,118,375
4,890,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	5,427,900
16,775,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	17,466,969
15,125,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	14,671,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$11,425,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	$12,481,812
11,550,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	12,243,000
10,225,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	9,713,750
5,025,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	5,326,500
7,800,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	8,307,000
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	918,750
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	899,063
2,675,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,149,812
21,500,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	23,569,375
		TOTAL	135,411,306
		Gaming—3.7%
5,950,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	6,396,250
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,188,250
1,650,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	1,593,281
4,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,961,938
1,925,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	1,963,500
4,000,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,080,000
6,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,763,062
4,875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	5,484,375
4,250,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	4,558,125
2,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,297,000
7,650,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	8,281,125
4,875,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	4,887,188
2,825,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	2,789,688
3,975,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	3,935,250
1,500,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,642,500
6,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	6,550,312
5,601,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,175,103
4,880,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,392,400
7,150,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,650,500
		TOTAL	89,589,847
		Health Care—10.2%
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,653,250
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,633,125
8,800,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,998,000
2,000,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	2,205,000
1,125,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	1,215,000
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,647,125
7,378,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	8,032,797
6,500,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	6,938,750
11,725,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	12,838,875
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,140,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,277,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,954,250
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,461,875
20,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	22,302,500
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,406,000
9,975,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	10,423,875
10,625,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	11,315,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$7,425,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	$7,889,063
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,785,750
4,700,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	4,729,375
8,850,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	9,237,187
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,762,750
2,925,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	3,254,063
6,275,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	6,777,000
5,225,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	4,937,625
4,975,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,732,469
6,525,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	7,340,625
7,575,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,029,500
13,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	14,142,187
1,050,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,158,938
11,575,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	12,761,437
2,900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	2,921,750
5,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,681,250
		TOTAL	247,584,016
		Industrial - Other—3.6%
1,600,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,690,000
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,180,875
4,300,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,687,000
5,600,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	6,202,000
4,350,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	4,360,875
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	5,195,875
8,375,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,919,375
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,086,438
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	1,989,750
3,475,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	3,587,764
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,582,500
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,744,000
6,550,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	6,992,125
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,600,000
4,600,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,738,000
9,125,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	9,900,625
4,900,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	5,096,000
3,575,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	3,583,937
		TOTAL	87,137,139
		Lodging—0.4%
2,325,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	2,438,344
3,550,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	3,689,781
4,800,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	4,824,000
		TOTAL	10,952,125
		Media - Cable—2.1%
2,975,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	2,803,937
4,675,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	4,815,250
2,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,611,000
2,075,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,966,063
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,251,125
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,386,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Cable—continued
$3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	$3,900,094
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	872,000
5,475,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	5,214,937
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,723,281
1,225,000		DISH DBS Corporation, 5.125%, 5/1/2020	1,231,125
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,601,250
14,150,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	14,220,750
500,000	[1,2]	LYNX I Corporation, Series 144A, 5.375%, 4/15/2021	502,500
4,200,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	4,294,500
		TOTAL	51,394,375
		Media - Non-Cable—7.4%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	4,039,750
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	2,992,187
3,550,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	3,834,000
12,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	12,230,750
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,394,063
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,201,750
4,925,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	5,202,031
9,225,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	9,467,156
11,425,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	13,024,500
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,923,500
7,625,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	7,796,562
6,925,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,877,187
1,900,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,980,750
6,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	6,458,437
3,900,000		Gray Television, Inc., 7.50%, 10/1/2020	4,163,250
5,700,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	6,134,625
6,250,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	6,726,562
2,750,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,846,250
2,500,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	2,746,875
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,803,500
4,300,000	[1,2]	Intelsat Jackson Holdings S.A., GTD. Sr. Note, Series 144A, 5.50%, 8/1/2023	4,106,500
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,763,125
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,602,625
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,581,250
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,390,500
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	5,987,188
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,305,625
475,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	483,313
9,675,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,545,750
1,275,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,208,063
4,775,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	4,333,313
3,200,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	3,272,000
5,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	5,607,875
9,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	9,906,000
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,319,375
		TOTAL	180,256,187
		Metals & Mining—0.3%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	$0
3,675,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	3,601,500
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	854,250
2,325,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	2,458,687
		TOTAL	6,914,620
		Packaging—5.0%
11,025,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	12,127,500
2,475,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	2,512,125
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,326,875
6,875,000		Ball Corp., 4.00%, 11/15/2023	6,187,500
1,775,000		Berry Plastics Corp., 9.75%, 1/15/2021	2,063,438
2,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,124,750
2,150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,182,250
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,615,937
6,475,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,912,062
1,675,000		Crown Americas LLC, 4.50%, 1/15/2023	1,574,500
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,090,000
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,075,500
3,575,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,878,875
6,200,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,389,875
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,110,000
12,400,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	13,299,000
4,500,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	4,770,000
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,438,062
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	11,342,625
1,850,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,979,500
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,578,688
9,275,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,506,875
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,537,500
		TOTAL	121,623,437
		Paper—0.2%
1,725,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,850,063
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,945,750
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,959,750
		TOTAL	5,755,563
		Restaurants—1.2%
10,790,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	12,030,850
9,125,000		NPC INTL/OPER CO A&B Inc., Series WI, 10.50%, 1/15/2020	10,585,000
8,000,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	7,900,000
		TOTAL	30,515,850
		Retailers—5.4%
9,500,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	9,785,095
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,770,000
5,650,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	5,480,500
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,811,500
4,175,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	3,867,094
7,050,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,411,312
12,675,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	13,324,594
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,377,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	$1,240,250
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	796,313
10,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	11,881,000
9,225,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	9,640,125
2,250,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,362,500
5,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	5,473,000
9,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,737,500
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,886,062
9,850,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	10,157,812
5,525,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	6,215,625
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	757,625
6,175,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	6,854,250
2,225,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,286,188
		TOTAL	130,115,345
		Services—0.6%
3,600,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	3,645,000
5,675,000		Monitronics International, Inc., 9.125%, 4/1/2020	6,043,875
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,565,000
		TOTAL	14,253,875
		Technology—13.1%
1,425,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,492,688
5,175,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	5,045,625
2,900,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	2,936,250
10,350,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,712,250
2,700,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	2,693,250
474,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	497,700
13,375,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	14,846,250
7,250,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	7,576,250
7,461,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	8,216,426
5,125,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	5,112,187
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	8,502,000
3,150,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	3,260,250
12,875,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	14,323,437
9,000,000		Emdeon, Inc., 11.00%, 12/31/2019	10,462,500
11,025,000		Epicor Software Corp., 8.625%, 5/1/2019	12,017,250
8,275,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,668,062
3,100,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	3,437,125
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,872,500
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,511,875
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	18,420,187
2,500,000		Flextronics International Ltd., 4.625%, 2/15/2020	2,450,000
2,500,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,356,250
3,225,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,676,500
5,900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	5,988,500
6,475,000		IAC Interactive Corp., 4.75%, 12/15/2022	6,070,312
1,225,000	[1,2]	IAC Interactive Corp., 4.875%, 11/30/2018	1,258,688
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,392,437
8,075,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	8,236,500
5,800,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,387,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	$4,872,000
3,325,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,300,063
10,375,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	12,009,062
4,900,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	5,537,000
8,625,000		Lender Processing Services, 5.75%, 4/15/2023	8,970,000
4,225,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	4,320,062
1,425,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	1,458,844
2,650,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	2,719,563
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,874,063
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,227,344
3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,037,500
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,706,250
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,377,000
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,867,062
2,159,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,169,795
5,500,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	5,170,000
740,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	839,900
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,036,719
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,718,563
3,775,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	3,973,188
1,275,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,319,625
6,650,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	7,015,750
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,025,750
12,100,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	13,279,750
4,650,000		Trans Union Holding Co., Inc., 8.125%, 6/15/2018	4,929,000
8,125,000		Trans Union Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,775,000
2,000,000		Verisign, Inc., 4.625%, 5/1/2023	1,920,000
3,025,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	3,285,906
		TOTAL	317,155,258
		Textile—0.1%
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,381,125
		Transportation—0.4%
1,700,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,763,750
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,897,000
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,407,250
1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,926,313
		TOTAL	8,994,313
		Utility - Electric—1.3%
1,325,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,364,750
1,675,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	1,591,250
2,775,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	2,886,000
7,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	7,472,500
641,334	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	612,364
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,863,438
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,791,625
1,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,721,250
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,974,687
1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,753,125
		TOTAL	32,030,989
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—3.1%
$6,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	$6,499,000
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	4,085,000
1,430,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,648,022
1,650,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,699,500
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,914,097
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,805,163
4,875,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	4,832,344
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	3,150,000
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	3,130,875
3,625,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	3,522,626
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,455,000
2,350,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,214,875
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,568,000
1,675,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,532,625
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,606,312
7,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	7,147,687
1,675,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,574,500
1,950,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	1,937,813
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,001,031
4,201,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	4,600,095
1,400,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	1,438,500
1,675,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,721,063
2,625,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,716,875
		TOTAL	75,801,003
		Wireless Communications—4.1%
7,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	7,014,375
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,263,125
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,090,000
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,116,500
12,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,495,000
2,725,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,779,500
2,725,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	2,765,875
550,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	575,438
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,861,187
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	344,094
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	312,375
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,919,375
3,550,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	3,678,688
10,800,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	10,233,000
14,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	15,749,125
7,300,000	[1,2]	Sprint Capital Corp., GTD. Note, Series 144A, 9.00%, 11/15/2018	8,814,750
5,975,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	6,438,062
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,836,000
6,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	6,321,000
		TOTAL	98,607,469
		Wireline Communications—0.7%
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,422,875
3,075,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	3,374,813
1,225,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	1,240,313
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	$4,893,750
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,705,437
		TOTAL	17,637,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,246,216,963)	2,346,501,112
		COMMON STOCKS—0.1%
		Automotive—0.1%
24,793	[3]	General Motors Co.	1,013,289
12,879	[3]	Motors Liquidation Co.	414,060
		TOTAL	1,427,349
		Metals & Mining—0.0%
576	[3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,932,932)	1,427,349
		PREFERRED STOCK—0.2%
		Finance - Commercial—0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,989)	4,128,404
		WARRANTS—0.1%
		Automotive—0.1%
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	1,530,372
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	1,135,992
		TOTAL WARRANTS (IDENTIFIED COST $5,175,908)	2,666,364
		INVESTMENT COMPANY—1.8%
44,148,666	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	44,148,666
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $2,300,827,458)[9]	2,398,871,895
		OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	26,492,361
		TOTAL NET ASSETS—100%	$2,425,364,256
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $912,231,402, which represented 37.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2013, these liquid restricted securities amounted to $911,619,038, which represented 37.6% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,304,783,172.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,346,500,929	$183	$2,346,501,112
Equity Securities:
Common Stock
Domestic	1,427,349	—	—	1,427,349
International	—	—	0	0
Preferred Stock
Domestic	—	4,128,404	—	4,128,404
Warrants	2,666,364	—	—	2,666,364
Investment Company	44,148,666	—	—	44,148,666
TOTAL SECURITIES	$48,242,379	$2,350,629,333	$183	$2,398,871,895
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.68	$6.35	$6.55	$6.27	$4.57
Income From Investment Operations:
Net investment income	0.47[1]	0.53[1]	0.57	0.61	0.57
Net realized and unrealized gain (loss) on investments	0.04	0.41	(0.19)	0.29	1.69
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.94	0.38	0.90	2.26
Less Distributions:
Distributions from net investment income	(0.50)	(0.58)	(0.58)	(0.62)	(0.56)
Distributions from net realized gain on investments	(0.07)	(0.03)	—	—	—
TOTAL DISTRIBUTIONS	(0.57)	(0.61)	(0.58)	(0.62)	(0.56)
Net Asset Value, End of Period	$6.62	$6.68	$6.35	$6.55	$6.27
Total Return[2]	7.80%	15.44%	6.04%	15.06%	51.79%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	7.08%	8.04%	8.75%	9.41%	11.01%
Expense waiver/reimbursement[4]	0.02%	0.07%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,425,364	$2,340,516	$1,886,499	$1,995,842	$1,609,205
Portfolio turnover	30%	38%	34%	37%	20%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
December 31, 2013
Assets:
Total investment in securities, at value including $44,148,666 of investment in an affiliated holding (Note 5) (identified cost $2,300,827,458)		$2,398,871,895
Income receivable		41,807,805
Receivable for investments sold		495,000
TOTAL ASSETS		2,441,174,700
Liabilities:
Payable for investments purchased	$2,100,000
Payable for shares redeemed	65,000
Income distribution payable	13,547,987
Payable to adviser (Note 5)	2,843
Accrued expenses (Note 5)	94,614
TOTAL LIABILITIES		15,810,444
Net assets for 366,157,553 shares outstanding		$2,425,364,256
Net Assets Consist of:
Paid-in capital		$2,332,155,444
Net unrealized appreciation of investments		98,044,437
Accumulated net realized loss on investments		(4,779,108)
Distributions in excess of net investment income		(56,517)
TOTAL NET ASSETS		$2,425,364,256
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,425,364,256 ÷ 366,157,553 shares outstanding, no par value, unlimited shares authorized		$6.62
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Year Ended December 31, 2013
Investment Income:
Interest		$171,444,200
Dividends (including $24,858 received from an affiliated holding (Note 5))		325,858
TOTAL INCOME		171,770,058
Expenses:
Custodian fees	$87,910
Transfer agent fee	203,005
Directors'/Trustees' fees (Note 5)	12,335
Auditing fees	30,869
Legal fees	8,714
Portfolio accounting fees	213,801
Printing and postage	12,311
Insurance premiums (Note 5)	8,972
Miscellaneous (Note 5)	5,688
TOTAL EXPENSES	583,605
Reimbursement of other operating expenses (Note 5)	(583,605)
Net expenses		—
Net investment income		171,770,058
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		23,299,174
Net change in unrealized appreciation of investments		(10,858,987)
Net realized and unrealized gain on investments		12,440,187
Change in net assets resulting from operations		$184,210,245
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
Year Ended December 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$171,770,058	$172,861,368
Net realized gain on investments	23,299,174	48,457,923
Net change in unrealized appreciation/depreciation of investments	(10,858,987)	81,075,728
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	184,210,245	302,395,019
Distributions to Shareholders:
Distributions from net investment income	(180,229,753)	(190,648,480)
Distributions from net realized gain on investments	(24,306,959)	(11,362,581)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(204,536,712)	(202,011,061)
Share Transactions:
Proceeds from sale of shares	339,965,424	573,600,980
Net asset value of shares issued to shareholders in payment of distributions declared	30,489,007	16,608,391
Cost of shares redeemed	(265,280,176)	(236,576,067)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	105,174,255	353,633,304
Change in net assets	84,847,788	454,017,262
Net Assets:
Beginning of period	2,340,516,468	1,886,499,206
End of period (including undistributed (distributions in excess of) net investment income of $(56,517) and $434,118, respectively)	$2,425,364,256	$2,340,516,468
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2013
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower-rated corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$585,560	$612,364
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2013	2012
Shares sold	50,882,286	86,881,160
Shares issued to shareholders in payment of distributions declared	4,592,725	2,497,796
Shares redeemed	(39,904,673)	(35,823,412)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	15,570,338	53,555,544
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for defaulted securities, and discount accretion/premium amortization on debt securities.
For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(81,497)	$7,969,060	$(7,887,563)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$183,628,987	$190,648,480
Long-term capital gains	$20,907,725	$11,362,581
As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$94,088,723
Capital loss deferrals	$(879,911)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.
At December 31, 2013, the cost of investments for federal tax purposes was $2,304,783,172. The net unrealized appreciation of investments for federal tax purposes was $94,088,723. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $120,807,835 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,719,112.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of December 31, 2013, for federal income tax purposes, post October losses of $879,911 were deferred to January 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntary choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion. For the year ended December 31, 2013, the Adviser voluntarily reimbursed $583,605 of other operating expenses.
Annual Shareholder Report

Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $361,625 and $3,518,109, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2012	23,029,111
Purchases/Additions	596,209,338
Sales/Reductions	(575,089,783)
Balance of Shares Held 12/31/2013	44,148,666
Value	$44,148,666
Dividend Income	$24,858
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2013, were as follows:
Purchases	$764,652,899
Sales	$710,350,943
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2013, the amount of long-term capital gains designated by the Fund was $20,907,725.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–
High Yield Bond Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 24, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,059.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Core Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 571,403,494.477 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	552,539,608.895	12,106,026.000
Maureen Lally-Green	552,539,608.895	12,106,026.000
Thomas M.O'Neill	552,539,608.895	12,106,026.000
P. Jerome Richey	552,539,608.895	12,106,026.000
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, John T. Collins, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board) , P. Jerome Richey and John S Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: December 1997	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since December 1997. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
High Yield Bond Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
High Yield Bond Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $118,000

Fiscal year ended 2012 - $136,850

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $145

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $111,538

Fiscal year ended 2012 - $264,248

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 19, 2014